Capitalized Software (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Capitalized Software [Abstract]
Amortization expense	$ 181,000	$ 615,000	$ 1,375,000	$ 1,846,000	$ 2,461,013	$ 2,318,953